GENERAL	6 Months Ended
Jun. 30, 2026
General
GENERAL

NOTE 1 - GENERAL:

A.	SMX (Security Matters) Public Limited Company (“Security Matters” or “ SMX” or the “Company” and together with its subsidiaries, the “Group”) was incorporated in July 1, 2022, under the laws of Ireland with registered number 722009 and its registered office at Mespil Business Center, Mespil House, Sussex Road, Dublin 4, Ireland, D04 T4A6. The Company was incorporated in 2022 as part of the Business Combination

The Group provides one solution to solve both authentication and track challenges in order to uphold supply chain integrity and provide quality assurance and brand accountability to producers of goods. Its technology works as a track and trace system using a marker, a reader and an algorithm to identify embedded sub-molecular particles in order to track and trace different components along a production process (or any other marked good along a supply chain) to the end producer. Its proprietary marker system embeds a permanent or removable (depending on the needs of the customer) mark on solid, liquid or gaseous objects or materials. Each marker is comprised of a combination of marker codes such that each marker is designed to be unique and unable to be duplicated. The marker system is coupled with an innovative patented reader that responds to signals from the marker and, together with a patented algorithm, captures the details of the product retrieved and stored on a blockchain digital ledger. Each marker can be stored, either locally on the reader and on private servers, cloud servers or on a blockchain ledger, to protect data integrity and custody.

B.

As of June 30, 2026, the Company incurred accumulated losses of $295.5 million and continued to incur operating losses and negative cash flows from operating activities during to date of these financial statements. The Company has not yet generated revenues and is required to obtain additional financing in order to continue to operate. The Company continues to actively manage its capital structure through a combination of equity financing, strategic partnerships, and access to committed capital facilities. These initiatives are designed to support the Company’s transition toward large-scale commercialization. While current cash resources are sufficient to fund its planned operations in the near term, additional funding will be required to support long-term growth, management believes that the Company’s current strategy and access to capital provide a reasonable basis to continue operations. The accompanying unaudited interim consolidated financial statements have been prepared assuming that the Company will continue as a going concern.

During the period, the Company increased its Standby Equity Purchase Agreement (hereafter “SEPA”) from of $100 million to of $250 million. The Company plans to continue the issuance of shares and other funding sources such as the increase of the SEPA (see note 5). While future funding remains subject to market conditions, the Company continues to actively pursue multiple financing pathways, including equity facilities, strategic investors, and capital markets initiatives, to support its operational and commercialization objectives. There are no assurances, however, that the Company will be able to obtain an adequate level of financial resources that are required for the Company’s long-term business plan.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 1 – GENERAL (CONT.):

C.	The Company operates primarily through the following wholly owned subsidiaries and one majority owned, all of which have been consolidated in these consolidated financial statements.

Controlled entity	Country of Incorporation	Percentage Owned June 30, 2026	Percentage Owned December 31, 2025
Security Matters (SMX) PLC *	Ireland	100%	100%
Security Matters PTY Ltd.	Australia	100%	100%
Lionheart III Corp	USA	100%	100%
SMX (Security Matters) Ireland Limited	Ireland	100%	100%
SMX Fashion and Luxury	France	100%	100%
TrueSilver SMX Platform Ltd.	Canada	100%	100%
SMX (Security Matters) Israel Ltd.	Israel	100%	100%
Security Matters Canada Ltd.	Canada	100%	100%
SMX Beverages Pty Ltd.	Australia	100%	100%
SMX Circular Economy Platform PTE, Ltd.	Singapore	70%	70%
True Gold Consortium Pty Ltd.	Australia	52.9%	52.9%
SMX Circular Economy FZCO	UAE	100%	100%
SMX IP and Licensing Limited	Ireland	100%	-

In addition, the Company’s has the following investments in associated company:

Entity	Country of Incorporation	Percentage Owned June 30, 2026	Percentage Owned December 31, 2025
Yahaloma Technologies Inc.	Canada	50%	50%

The proportion of ownership interest is equal to the proportion of voting power held.

*	The Company’s Irish structure supports its intellectual property strategy, enhancing protection, licensing efficiency, and future revenue generation from its technology portfolio

D.	On January 15, 2025, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 28.5:1 under the symbol “SMX,” with a new CUSIP number of G8267K158 and ISIN code IE000WZ90ZV5. Approved by shareholders and Board of Directors on December 10, 2024. This reverse split consolidated every 28.5 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reducing the number of outstanding shares from approximately 33,155 thousand to approximately 1,163 thousand. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the Ordinary Shares increased from $0.165 to $4.70250014886352. The Company’s options, warrants, and convertible securities were adjusted proportionately, and the Public Limited Company Constitution was amended to reflect these changes. All share, options and warrants amount in these June 30, 2026, financial statements are presented post this reverse stock split.

E.	On June 16, 2025, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 4.1:1 under the symbol “SMX,” with a new CUSIP number of G8267K 166 and the new ISIN code IE000B8AU702. Approved by shareholders and Board of Directors on April 15, 2025, this reverse split consolidated every 4.1 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reducing the number of outstanding shares from approximately 4 million to approximately 1 million. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the ordinary shares will be increased from $0.00000000000001 to $0.000000000000041. The Company’s options, warrants, and convertible securities were adjusted proportionately, and the Public Limited Company Constitution was amended to reflect these changes. The Basic and diluted loss per share attributable to shareholders amount in these June 30, 2026, financial statements are presented post this reverse stock split.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 1 – GENERAL (CONT.):

F.	On August 7, 2025, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post- reverse stock split of 7:1 under the symbol “SMX,” with a new CUSIP number of G8267K2174 and the new ISIN code IE000TB5RTG4. Approved by shareholders and Board of Directors on July 10, 2025, this reverse split consolidated every 7.0 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reducing the number of outstanding shares from approximately 9 million to approximately 1 million. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the ordinary shares will be increased from $0.00000000000041 to $0.000000000000287. The Company’s options, warrants, and convertible securities were adjusted proportionately, and the Public Limited Company Constitution was amended to reflect these changes. The Basic and diluted loss per share attributable to shareholders amount in these June 30, 2026, financial statements are presented post this reverse stock split.

G.	On October 23, 2025, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 10.89958:1 under the symbol “SMX,” with a new CUSIP number of G8267K182 and the new ISIN code IE000UPDVNX9. Approved by shareholders and Board of Directors on July 10, 2025, this reverse split consolidated every 10.89958 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reducing the number of outstanding shares from approximately 15.5 million to approximately 1.4 million. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the ordinary shares will be increased from $0.000000000000287 to $0.00000000000312817946. The Company’s options, warrants, and convertible securities were adjusted proportionately, and the Public Limited Company Constitution was amended to reflect these changes. The Basic and diluted loss per share attributable to shareholders amount in these June 30, 2026, financial statements are presented post this reverse stock split.

H.	On November 18, 2025, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 8:1 under the symbol “SMX,” with a new CUSIP number of G8267K307 and the new ISIN code IE000UPDVNX9. Approved by shareholders and Board of Directors on July 10, 2025, this reverse split consolidated every 8 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reducing the number of outstanding shares from approximately 8.4 million to approximately 1.05 million. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the ordinary shares will be increased from $0.00000000000312817946 to $0.00000000002502543568 per share. The Company’s options, warrants, and convertible securities were adjusted proportionately, and the Public Limited Company Constitution was amended to reflect these changes. The Basic and diluted loss per share attributable to shareholders amount in these June 30, 2026, financial statements are presented post this reverse stock split.

I.	On February 17, 2026, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 4.8828125:1 under the symbol “SMX,” with a new CUSIP number of G8267K406 and the new ISIN code IE000B5COQZ5. Approved by shareholders and Board of Directors on July 10, 2025, this reverse split consolidated every 4.8828125 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reducing the number of outstanding shares from approximately 10.67 million to approximately 2.18 million. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the ordinary shares will be increased from $0.00000000002502543568 to $0.00000000012219451015625 per share. The Company’s options, warrants, and convertible securities were adjusted proportionately, and the Public Limited Company Constitution was amended to reflect these changes. The Basic and diluted loss per share attributable to shareholders amount in these June 30, 2026, financial statements are presented post this reverse stock split.

J.	On May 11, 2026, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 20:1 under the symbol “SMX,” with a new CUSIP number of G8267K190 and the new ISIN code IE0008D7EWV5. Approved by shareholders and Board of Directors on July 10, 2025, this reverse split consolidated every 20 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reducing the number of outstanding shares from approximately 12 million to approximately 614. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the ordinary shares will be increased from $0.00000000012219451015625 to $0.000000002443890203125 per share. The Basic and diluted loss per share attributable to shareholders amount in these June 30, 2026, financial statements are presented post this reverse stock split.

K.	On June 1, 2026, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 2.285:1 under the symbol “SMX,” with a new CUSIP number of G8267K216 and the new ISIN code IE000CNLGHH1. Approved by shareholders and Board of Directors on July 10, 2025, this reverse split consolidated every 2.285 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share, reducing the number of outstanding shares from approximately 1.5 million to approximately 650. Fractional shares resulting from the split were aggregated and sold at market prices. Additionally, the par value of the ordinary shares will be increased from $0.000000002443890203125 to $0.00000000558603475 per share. The Basic and diluted loss per share attributable to shareholders amount in these June 30, 2026, financial statements are presented post this reverse stock split.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)